PENSIONS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Service cost	(27)	(33)	(75)
Interest cost	(1,481)	(1,622)	(1,087)
Expected return on plan assets	426	427	254
Recognized actuarial loss	(1,331)	(307)	(774)
Net periodic benefit cost	(2,413)	(1,535)	(1,682)

Reconciliation of benefit obligation
The change in projected benefit obligation and plan assets and reconciliation of funded status for the years ended December 31, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Reconciliation of benefit obligation:
Benefit obligation at January 1	33,433	34,078
Service cost	27	33
Interest cost	1,481	1,622
Actuarial (gain)/loss (1)	(219)	246
Foreign currency exchange rate changes	(137)	383
Benefit payments	(2,952)	(2,929)
Projected benefit obligation at December 31	31,633	33,433
(1) Actuarial gain is sensitive to changes in key actuarial assumptions specifically discount rates, mortality rates and assumed future salary increases.

Reconciliation of fair value of plan assets
The accumulated benefit obligation at December 31, 2024 and 2023 was $31.6 million and $33.2 million, respectively.

(in thousands of $)	2024	2023
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	9,962	9,809
Actual return on plan assets	(1,028)	433
Employer contributions	2,290	2,175
Foreign currency exchange rate changes	(130)	474
Benefit payments	(2,952)	(2,929)
Fair value of plan assets at December 31	8,142	9,962

Reconciliation of funded status
Employer contributions and benefits paid under the pension plans include $2.3 million and $2.2 million paid from employer assets for the years ended December 31, 2024 and 2023, respectively.
Our defined benefit pension plan is comprised of two schemes as follows:

	December 31, 2024			December 31, 2023
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Fair value of benefit obligation	(7,888)	(23,745)	(31,633)	(7,597)	(25,836)	(33,433)
Fair value of plan assets (including annuity policy)	7,924	218	8,142	9,331	631	9,962
Funded (unfunded) status at end of year	36	(23,527)	(23,491)	1,734	(25,205)	(23,471)

Asset allocation of retirement schemes
The fair value of our plan assets, by category, as of December 31, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Annuity policy	7,924	—
Equity securities	—	9,331
Cash	218	631
	8,142	9,962

The asset allocation for our Marine scheme at December 31, 2024 and 2023, by asset category are as follows:

Marine scheme	2024 (%)	2023 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2024 and 2023, by asset category are as follows:

UK scheme	2024 (%)	2023 (%)
Annuity policy	99	—
Equity	—	99
Cash	1	1
Total	100	100

Expected contributions to pension schemes	During the year ended December 31, 2024, we had made the following contributions to the schemes as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	171	2,119

Expected pension disbursements
We are expected to make the following pension disbursements as follows:

Year ending December 31,	UK scheme	Marine scheme
(in thousands of $)
2025	500	2,500
2026	400	2,400
2027	415	2,300
2028	425	2,200
2029	440	2,100
2030 - 2034	2,900	9,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our defined benefit pension plans for the years ended December 31 are as follows:

	2024	2023
Discount rate	5.10%	4.63%
Rate of compensation increase	2.48%	2.47%

The weighted average assumptions used to determine the net periodic benefit cost for our defined benefit pension plans for the years ended December 31 are as follows:

	2024	2023
Discount rate	5.12%	4.64%
Expected return on plan assets	4.31%	4.31%
Rate of compensation increase	2.55%	2.54%